Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
May 31, 2023
SMD-NPRT3-0723
1.802198.119
Municipal Bonds - 96.8%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.3%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,135,176
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	180,000	181,389
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	120,000	120,926
TOTAL GUAM		302,315
Maryland - 94.0%
Anne Arundel County Gen. Oblig.:
Series 2018, 5% 10/1/35	6,400,000	6,927,159
Series 2019, 5% 10/1/48	550,000	592,546
Series 2021, 3% 10/1/37	1,300,000	1,182,764
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,490,471
Baltimore County Gen. Oblig.:
Series 2019, 4% 11/1/33	1,805,000	1,902,721
Series 2020:
4% 1/1/32	700,000	685,220
4% 1/1/33	1,200,000	1,171,036
4% 1/1/35	1,230,000	1,186,367
4% 1/1/37	1,500,000	1,402,137
4% 1/1/45	1,750,000	1,512,512
4% 1/1/50	2,400,000	2,003,854
Series 2021, 5% 3/1/34	2,515,000	2,903,828
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,645,567
Series 2015:
5% 6/15/23	350,000	350,165
5% 6/15/24	500,000	506,324
Series 2017 A:
5% 10/15/34	2,000,000	2,155,182
5% 10/15/36	1,000,000	1,068,287
5% 10/15/37	1,005,000	1,069,395
Series 2022 A, 5% 10/15/36	1,565,000	1,794,484
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C:
5% 7/1/27	2,325,000	2,389,887
5% 7/1/34	1,285,000	1,316,534
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	2,903,727
5% 7/1/33	3,000,000	3,074,640
Series 2020 A, 5% 7/1/50	2,490,000	2,660,149
Series 2017 D, 5% 7/1/31	5,260,000	5,625,847
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,040,201
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	465,000	459,925
Series 2019 C:
5% 9/1/29	550,000	599,831
5% 3/1/30	700,000	758,095
5% 3/1/31	1,150,000	1,242,872
Series 2021 B, 3% 9/1/51	960,000	917,955
Maryland Dept. of Trans.:
Series 2020, 5% 10/1/33	1,520,000	1,736,950
Series 2021 A, 2% 10/1/34	2,000,000	1,667,321
Series 2021 B:
4% 8/1/51 (b)	2,005,000	1,842,060
5% 8/1/46 (b)	2,000,000	2,078,043
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	1,919,223
(Term. Proj.) Series 2019 A:
5% 6/1/44 (b)	500,000	502,181
5% 6/1/49 (b)	1,000,000	997,160
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2022 B:
5% 6/30/37 (b)	2,465,000	2,543,108
5.25% 6/30/55 (b)	1,000,000	1,013,735
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (b)	200,000	203,728
5% 7/1/28 (b)	630,000	647,121
5% 7/1/29 (b)	585,000	605,701
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Morgan State Univ. Proj.) Series 2022 A, 5.75% 7/1/53	1,000,000	1,079,144
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	355,875
5% 7/1/28	305,000	310,844
5% 7/1/29	185,000	188,199
5% 7/1/30	250,000	253,858
5% 7/1/31	300,000	303,850
5% 7/1/32	325,000	328,329
5% 7/1/36	500,000	500,162
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	350,000	365,440
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	700,000	731,200
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	575,000	587,336
Maryland Gen. Oblig. Series 2021 2A, 4% 8/1/36	1,000,000	1,045,147
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	283,468
4% 7/1/45	750,000	696,013
4% 7/1/50	1,000,000	891,078
Series 2021 A:
2.5% 7/1/51	5,000,000	3,111,246
3% 7/1/51	1,000,000	706,466
4% 6/1/39	475,000	443,684
4% 6/1/40	500,000	462,421
4% 6/1/55	500,000	419,976
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	520,000	548,262
5% 7/1/30	850,000	892,404
5% 7/1/31	1,400,000	1,470,006
5% 7/1/32	290,000	304,329
Series 2013 B, 5% 8/15/38	2,000,000	1,995,797
Series 2014, 5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	3,495,000	3,553,143
Series 2015 A, 5% 5/15/30	1,000,000	1,035,085
Series 2015:
5% 7/1/26 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,015,571
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,015,571
5% 8/15/29	2,000,000	2,049,118
5% 7/1/31	2,200,000	2,280,902
5% 7/1/33	1,325,000	1,353,321
5% 7/1/34	1,200,000	1,225,122
Series 2016 A:
4% 7/1/42	2,175,000	1,982,077
5% 7/1/35	1,500,000	1,539,647
5% 7/1/38	3,215,000	3,256,101
5.5% 1/1/31	1,500,000	1,587,181
Series 2016:
5% 6/1/26	300,000	309,312
5% 6/1/27	255,000	263,283
5% 6/1/28	310,000	320,780
5% 6/1/29	350,000	362,466
5% 7/1/31	500,000	525,162
5% 6/1/33	305,000	315,234
5% 6/1/36	250,000	256,766
Series 2017:
4% 7/1/42	2,845,000	2,716,909
5% 6/1/27	290,000	299,420
5% 6/1/31	425,000	439,596
5% 6/1/33	970,000	1,002,548
5% 6/1/35	600,000	618,386
5% 6/1/42	1,000,000	1,018,096
Series 2019 A, 5% 10/1/49	2,000,000	2,091,452
Series 2020 A:
5% 7/1/23	310,000	310,260
5% 7/1/24	355,000	359,247
5% 7/1/34	1,000,000	1,071,263
5% 7/1/35	1,000,000	1,064,458
Series 2020 B:
5% 4/15/34	1,010,000	1,110,556
5% 4/15/35	1,000,000	1,092,075
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	1,000,000	954,429
Series 2022 A, 4% 6/1/36	1,875,000	1,911,633
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	1,807,833
5% 5/1/36	2,000,000	2,085,081
Series 2018 A, 5% 5/1/36	1,580,000	1,693,338
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,241,742
Series 2020:
4% 7/1/50	2,500,000	2,389,781
5% 7/1/33	1,000,000	1,135,681
5% 7/1/36	490,000	544,740
Series 2021 A, 2.5% 7/1/47	2,000,000	1,365,432
Montgomery County Gen. Oblig. Series A, 4% 11/1/33	3,000,000	3,162,417
Prince Georges County Ctfs. of Prtn.:
Series 2018, 5% 10/1/48	2,100,000	2,197,670
Series 2021:
4% 10/1/39	1,205,000	1,201,208
4% 10/1/40	1,255,000	1,248,067
4% 10/1/41	400,000	396,974
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/34	1,010,000	1,114,981
Washington Metropolitan Area Transit Auth. Series 2021 A:
3% 7/15/36	400,000	369,643
5% 7/15/46	3,350,000	3,649,359
TOTAL MARYLAND		156,480,664
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	445,000	440,549
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	505,310	296,157
5.625% 7/1/27	55,000	57,489
5.625% 7/1/29	185,000	195,957
5.75% 7/1/31	445,000	479,193
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	335,000	318,822
Series 2019 A2, 4.329% 7/1/40	505,000	467,847
TOTAL PUERTO RICO		2,256,014
TOTAL MUNICIPAL BONDS (Cost $169,431,837)		161,174,169

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $169,431,837)	161,174,169
NET OTHER ASSETS (LIABILITIES) - 3.2%	5,338,939
NET ASSETS - 100.0%	166,513,108

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,549 or 0.3% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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